CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Jun. 26, 2021	Jun. 27, 2020
Hman Group holdings Inc and subsidiaries
Cash flows from operating activities:
Net loss	$ (12,355,000)	$ (19,841,000)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	61,934,000	64,460,000
Deferred income taxes	(4,709,000)	(4,771,000)
Deferred financing and original issue discount amortization	(1,800,000)	(1,879,000)
Stock-based compensation expense	3,537,000	2,669,000
Asset impairment	0	210,000
Gain on disposal of property and equipment	0	(337,000)
Change in fair value of contingent consideration	(1,212,000)	(1,300,000)
Other non-cash interest and change in value of interest rate swap	(1,424,000)	1,942,000
Changes in operating items:
Accounts receivable	(23,547,000)	(61,318,000)
Inventories	(73,049,000)	592,000
Other assets	(15,786,000)	1,307,000
Accounts payable	22,443,000	4,475,000
Other accrued liabilities	(17,471,000)	21,690,000
Net cash used in operating activities	(59,839,000)	11,657,000
Cash flows from investing activities:
Acquisition of business, net of cash received	(39,102,000)	(800,000)
Capital expenditures	(22,684,000)	(22,196,000)
Net cash provided by investing activities	(61,786,000)	(22,996,000)
Cash flows from financing activities:
Repayments of senior term loans	(5,304,000)	(5,304,000)
Borrowings on senior term loans, net of discount	35,000,000
Borrowings of revolving credit loans	128,000,000	66,000,000
Repayments of revolving credit loans	(42,000,000)	(50,000,000)
Principal payments under capitalized lease obligations	(460,000)	(411,000)
Proceeds from exercise of stock options	1,761,000
Net cash provided by financing activities	115,970,000	10,285,000
Effect of exchange rate changes on cash	390,000	(315,000)
Net increase (decrease) in cash and cash equivalents	(5,655,000)	(1,054,000)
Cash and cash equivalents at beginning of period	21,520,000	19,973,000
Cash and cash equivalents at end of period	16,255,000	18,604,000
Supplemental disclosure of cash flow information:
Interest paid on junior subordinated debentures, net	6,115,000	4,076,000
Interest paid	34,439,000	33,922,000
Income taxes paid	$ 1,740,000	$ 100,000